Related parties (Details) - COP ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Joint ventures and Associates
Accounts receivable		$ 110,186	$ 9,243
Accounts receivable- Loans		557	447
Other assets		1,087	1,386
Accounts payable		67,879	66,598
Loans		815,056	1,483,701
Other liabilities		2,701	233
Accounts receivable, Current		110,186	9,243
Accounts receivable, Non-current		0	0
Loans receivable - Current		222	112
Loans receivable Non-current		335	335
Other assets, Current		1,087	1,386
Other assets, Non-current		0	0
Accounts payable, Current		67,879	66,598
Accounts payable, Non-current		0	0
Loans, Current		815,056	1,483,701
Loans, Non-current		0	0
Other liabilities, Current		2,701	233
Other liabilities, Non-current		0	0
Gas Natural del Oriente S.A. E.S.P.
Joint ventures and Associates
Accounts receivable		0	0
Accounts receivable- Loans		0	0
Other assets		0	0
Accounts payable		7,048	5,211
Loans		0	0
Other liabilities		0	0
Extrucol S.A.
Joint ventures and Associates
Accounts receivable		2	0
Accounts receivable- Loans		0	0
Other assets		0	0
Accounts payable		854	283
Loans		0	0
Other liabilities		0	0
E2 Energia Eficiente S.A. E.S.P.
Joint ventures and Associates
Accounts receivable		7,397	6,797
Accounts receivable- Loans		0	0
Other assets		0	0
Accounts payable		4,152	1,655
Loans		0	0
Other liabilities		0	0
Equion Energy Limited
Joint ventures and Associates
Accounts receivable	[1]	127	925
Accounts receivable- Loans	[1]	0	0
Other assets	[1]	1,087	1,386
Accounts payable	[1]	2,004	12,997
Loans	[1]	815,056	1,483,701
Other liabilities	[1]	2,698	233
Ecodiesel Colombia S.A.
Joint ventures and Associates
Accounts receivable		13,155	1,521
Accounts receivable- Loans		0	0
Other assets		0	0
Accounts payable		53,821	46,452
Loans		0	0
Other liabilities		3	0
Interligacao Eletrica do Madeira S.A.
Joint ventures and Associates
Accounts receivable		89,505
Accounts receivable- Loans		0
Other assets		0
Accounts payable		0
Loans		0
Other liabilities		0
Interligacao Eletrica Garanhuns S.A.
Joint ventures and Associates
Accounts receivable		0	0
Accounts receivable- Loans		40	28
Other assets		0	0
Accounts payable		0	0
Loans		0	0
Other liabilities		0	0
Interligacao Eletrica Paraguacu S.A
Joint ventures and Associates
Accounts receivable			0
Accounts receivable- Loans			28
Other assets			0
Accounts payable			0
Loans			0
Other liabilities			0
Interligacao Eletrica Aimores. S.A.
Joint ventures and Associates
Accounts receivable			0
Accounts receivable- Loans			28
Other assets			0
Accounts payable			0
Loans			0
Other liabilities			0
Interligacao Eletrica Ivai S.A.
Joint ventures and Associates
Accounts receivable		0	0
Accounts receivable- Loans		182	28
Other assets		0	0
Accounts payable		0	0
Loans		0	0
Other liabilities		0	0
Derivex S.A.
Joint ventures and Associates
Accounts receivable		0	0
Accounts receivable- Loans		335	335
Other assets		0	0
Accounts payable		0	0
Loans		0	0
Other liabilities		$ 0	$ 0

[1]	Resources deposited by Equion in Ecopetrol Capital AG.